Note 34 - Dividends (Tables)	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of dividends paid [text block]
	2020	2019	2018

Dividends declared to owners of the Company (excluding NCI)	3,887	2,969	2,908
Declaration date	cents per share
January 10, 2019	6.875
April 11, 2019	6.875
July 11, 2019	6.875
October 1 0 , 2019	6.875
January 16 , 2020	7.5
May 14, 2020	7.5
July 16 , 2020	8.5
October 15 , 2020	10.0